LEASES - Right of use assets (Details) $ in Thousands	12 Months Ended
Mar. 31, 2024 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Right-of-use assets, beginning of period	$ 0
Right-of-use assets, end of period	281
Cost
Disclosure of maturity analysis of operating lease payments [line items]
Right-of-use assets, beginning of period	0
Additions	412
Effect of foreign exchange	(12)
Right-of-use assets, end of period	424
Accumulated amortization
Disclosure of maturity analysis of operating lease payments [line items]
Right-of-use assets, beginning of period	0
Effect of foreign exchange	3
Amortization	140
Right-of-use assets, end of period	$ (143)